Report of Independent Registered Public
Accounting Firm
To the Stockholders and
Board of Directors of Neuberger Berman Real
Estate Securities Income Fund Inc.
In planning and performing our audit of the financial
statements of Neuberger Berman Real Estate
Securities Income Fund Inc. (the "Fund") as of and
for the year ended October 31, 2020, in accordance
with the standards of the Public Company
Accounting Oversight Board (United States), we
considered the Fund's internal control over financial
reporting, including controls over safeguarding
securities, as a basis for designing our auditing
procedures for the purpose of expressing our
opinion on the financial statements and to comply
with the requirements of Form N-CEN, but not for
the purpose of expressing an opinion on the
effectiveness of the Fund's internal control over
financial reporting. Accordingly, we express no
such opinion.
The management of the Fund is responsible for
establishing and maintaining effective internal
control over financial reporting. In fulfilling this
responsibility, estimates and judgments by
management are required to assess the expected
benefits and related costs of controls. A company's
internal control over financial reporting is a process
designed to provide reasonable assurance
regarding the reliability of financial reporting and
the preparation of financial statements for external
purposes in accordance with U.S. generally
accepted accounting principles. A company's
internal control over financial reporting includes
those policies and procedures that (1) pertain to the
maintenance of records that, in reasonable detail,
accurately and fairly reflect the transactions and
dispositions of the assets of the company; (2)
provide reasonable assurance that transactions are
recorded as necessary to permit preparation of
financial statements in accordance with U.S.
generally accepted accounting principles, and that
receipts and expenditures of the company are
being made only in accordance with authorizations
of management and directors of the company; and
(3) provide reasonable assurance regarding
prevention or timely detection of unauthorized
acquisition, use or disposition of a company's
assets that could have a material effect on the
financial statements.
Because of its inherent limitations, internal control
over financial reporting may not prevent or detect
misstatements. Also, projections of any evaluation
of effectiveness to future periods are subject to the
risk that controls may become inadequate because
of changes in conditions, or that the degree of
compliance with the policies or procedures may
deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of a
control does not allow management or employees,
in the normal course of performing their assigned
functions, to prevent or detect misstatements on a
timely basis. A material weakness is a deficiency,
or a combination of deficiencies, in internal control
over financial reporting, such that there is a
reasonable possibility that a material misstatement
of the company's annual or interim financial
statements will not be prevented or detected on a
timely basis.
Our consideration of the Fund's internal control
over financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal
control that might be material weaknesses under
standards established by the Public Company
Accounting Oversight Board (United States).
However, we noted no deficiencies in the Fund's
internal control over financial reporting and its
operation, including controls over safeguarding
securities, that we consider to be a material
weakness as defined above as of October 31,
2020.
This report is intended solely for the information
and use of management and the Board of Directors
of Neuberger Berman Real Estate Securities
Income Fund Inc. and the Securities and Exchange
Commission and is not intended to be and should
not be used by anyone other than these specified
parties.
/s/ Ernst & Young LLP

Boston, Massachusetts
December 21, 2020